Finance debt	6 Months Ended
Jun. 30, 2023
Finance Debt
Finance debt

24.	Finance debt
24.1.	Balance by type of finance debt

In Brazil	06.30.2023	12.31.2022
Banking market	1,304	1,285
Capital market	3,198	2,896
Development banks (1)	735	723
Others	3	4
Total	5,240	4,908
Abroad
Banking market	7,471	8,387
Capital market	14,165	14,061
Export credit agency	2,190	2,443
Others	162	155
Total	23,988	25,046
Total finance debt	29,228	29,954
Current	4,129	3,576
Non-current	25,099	26,378

(1)	It includes BNDES, FINAME and FINEP

Current finance debt is composed of:

	06.30.2023	12.31.2022
Short-term debt	9	−
Current portion of long-term debt	3,626	3,111
Accrued interest on short and long-term debt	494	465
Total	4,129	3,576

The capital market balance is mainly composed of US$ 13,544 in global notes issued abroad by the wholly owned subsidiary PGF, as well as US$ 2,059 in debentures and US$ 977 in commercial notes issued by Petrobras in reais in Brazil.

The balance in global notes has maturities between 2024 to 2115 and does not require collateral. Such financing was carried out in dollars, euros and pounds, 87%, 2% and 11%, of the total global notes, respectively.

The debentures and the commercial notes, with maturities between 2024 and 2037, do not require collateral and are not convertible into shares or equity interests.

On June 30, 2023, there were no default, breach of covenants or adverse changes in clauses that would result in changes to the payment terms of loan and financing agreements. There was no change in the guarantees required in relation to December 31, 2022.

24.2.	Changes in finance debt

	In Brazil	Abroad	Total
Balance at December 31, 2022	4,907	25,047	29,954
Proceeds from finance debt	12	50	62
Repayment of principal (1)	(208)	(1,237)	(1,445)
Repayment of interest (1)	(144)	(846)	(990)
Accrued interest (2)	212	877	1,089
Foreign exchange/ inflation indexation charges	82	(173)	(91)
Translation adjustment	398	268	666
Modification of contractual cash flows	(17)	−	(17)
Balance at June 30, 2023	5,242	23,986	29,228

	In Brazil	Abroad	Total
Balance at December 31, 2021	4,517	31,183	35,700
Proceeds from finance debt	-	330	330
Repayment of principal (1)	(177)	(5,186)	(5,363)
Repayment of interest (1)	(125)	(790)	(915)
Accrued interest (2)	201	953	1,154
Foreign exchange/ inflation indexation charges	109	(532)	(423)
Translation adjustment	293	275	568
Balance at June 30, 2022	4,818	26,233	31,051

(1)	It includes pre-payments.
(2)	It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

In the six-month period ended June 30, 2023, the Company repaid several finance debts, in the amount of US$ 2,486.

The Company carried out an exchange operation under the terms of a debt in the domestic banking market in the amount of US$ 519, changing the term from 2024 to 2030. The modification of the contractual terms was not substantial and resulted in a gain of US$17 per modification.

24.3.	Reconciliation with cash flows from financing activities

			Jan-Jun/2023			Jan-Jun/2022
	Proceeds from finance debt	Repayment of principal	Repayment of interest	Proceeds from finance debt	Repayment of principal	Repayment of interest
Changes in finance debt	62	(1,445)	(990)	330	(5,363)	(915)
Repurchase of debt securities		−	−		(110)	−
Deposits linked to finance debt (1)		(37)	(14)		(4)	(1)
Net cash used in financing activities	62	(1,482)	(1,004)	330	(5,477)	(916)

(1)	Deposits linked to finance debt with China Development Bank, with semiannual settlements in June and December.

24.4.	Summarized information on current and non-current finance debt

Maturity in	2023	2024	2025	2026	2027	2028 onwards	Total (1)	Fair Value

Financing in U.S.Dollars (US$):	1,714	3,237	2,568	1,528	2,463	10,021	21,531	21,582
Floating rate debt (2)	1,514	2,678	1,933	1,143	1,740	652	9,660
Fixed rate debt	200	559	635	385	723	9,369	11,871
Average interest rate p.a.	6.6%	6.8%	6.1%	6.3%	5.9%	6.6%	6.6%
Financing in Brazilian Reais (R$):	284	536	238	482	135	3,566	5,241	5,402
Floating rate debt (3)	90	43	146	146	42	1,984	2,451
Fixed rate debt	194	493	92	336	93	1,582	2,790
Average interest rate p.a.	6.2%	7.1%	6.9%	6.7%	7.0%	6.8%	6.8%
Financing in Euro (€):	−	29	296	−	−	599	924	901
Fixed rate debt	−	29	296	−	−	599	924
Average interest rate p.a.	−	4.7%	4.7%	−	−	4.7%	4.7%
Financing in Pound Sterling (£):	35	16	−	587	−	894	1,532	1,387
Fixed rate debt	35	16	−	587	−	894	1,532
Average interest rate p.a.	6.2%	6.3%	−	6.2%	−	6.5%	6.3%
Total as of June 30, 2023	2,033	3,818	3,102	2,597	2,598	15,080	29,228	29,272
Average interest rate	6.5%	6.7%	6.2%	6.3%	6.1%	6.6%	6.6%
Total as of December 31, 2022	3,576	3,943	3,079	2,523	2,892	13,941	29,954	29,853
Average interest rate	6.7%	6.5%	6.1%	6.2%	6.0%	6.6%	6.5%

(1)	The average maturity of outstanding debt as of June 30, 2023 is 12.12 years (12.07 years as of December 31, 2022).
(2)	Operations with variable index + fixed spread.
(3)	Operations with variable index + fixed spread, if applicable.

The fair value of the Company's finance debt is mainly determined and categorized into a fair value hierarchy as follows:

Level 1- quoted prices in active markets for identical liabilities, when applicable, amounting to US$ 13,196 of June 30, 2023 (US$ 13,061 of December 31, 2022); and

Level 2 – discounted cash flows based on discount rate determined by interpolating spot rates considering financing debts indexes proxies, taking into account their currencies and also Petrobras’ credit risk, amounting to US$ 16,076 as of June 30, 2023 (US$ 16,792 as of December 31, 2022).

Regarding the Interest Rate Benchmark Reform (IBOR Reform), there will be a need to amend all the Company's contracts referenced in these indexes, considering the end of the publication of LIBOR (London Interbank Offered Rate) in dollars (US$), of one, three and six months, on June 30, 2023.

As of June 30, 2023, 27.9% of the Company's finance debt is originally indexed to LIBOR. Throughout July 2023, there were renegotiations for contractual amendments so that the SOFR (Secured Overnight Financing Rate) was established as the new index, with the CSA (Credit Spread Adjustment) indicated by the regulatory bodies serving as a parameter. As the renegotiations of current contracts are being carried out under market conditions, the Company does not expect that there will be material effects when this process is completed.

The renegotiations were carried out only to change the LIBOR index and are necessary as a direct consequence of the reform of the reference interest rate, as well as the renegotiated cash flows which are economically equivalent to the previous basis. Thus, the change will be prospective with the recognition of interest at the new index in the periods applicable to the changes made.

The sensitivity analysis for financial instruments subject to foreign exchange variation is set out in note 27.3.

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2023	2024	2025	2026	2027	2028 and thereafter	06.30.2023	12.31.2022
Principal	1,525	3,831	3,199	2,675	2,670	15,921	29,821	31,703
Interest	974	1,861	1,556	1,381	1,152	17,469	24,392	24,815
Total	2,499	5,692	4,755	4,056	3,822	33,390	54,213	56,518

A maturity schedule of the lease arrangements (nominal amounts) is set out in note 25.

24.5.	Lines of credit

						06.30.2023
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	Syndicate of banks	12/16/2021	11/16/2026	5,000	−	5,000
PGT BV (1)	Syndicate of banks	3/27/2019	2/27/2026	2,050	−	2,050
Total				7,050	−	7,050

In Brazil
Petrobras	Banco do Brasil	3/23/2018	9/26/2026	415	−	415
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	415	−	415
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	68	−	68
Total				898	−	898

(1)	On June 30, 2023, Petrobras reduced part of the Revolving Credit Facility to US$ 2,050 compared to the US$ 3,250 contracted in 2019. Thus, US$ 2,050 will be available for withdrawal from July 1st, 2023, to February 27, 2026.